FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about contractual maturities relating to their undiscounted cash flows (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 40,864	$ 18,952
Long-term debt	235	$ 310
Bank borrowings, undiscounted cash flows	$ 41,099
Change in benchmark interest rates	1.00%
Contractual Cash Flows
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 40,864
Long-term debt	248
Bank borrowings, undiscounted cash flows	41,112
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	40,864
Long-term debt	80
Bank borrowings, undiscounted cash flows	40,944
1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	168
Bank borrowings, undiscounted cash flows	168
3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Bank borrowings, undiscounted cash flows	0
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Long-term debt	0
Bank borrowings, undiscounted cash flows	$ 0